UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01701
DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)
Registrant's telephone number, including area code:
520-806-7600
Date of fiscal year end:
October 31, 2025
Date of reporting period:
April 30, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS
Davis Global Fund
Class A / DGFAX
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025
This Semi-Annual shareholder report contains important information about the Davis Global Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Global Fund (Class A)	$47	0.95%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of -1.61%, versus a 0.88% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Financials (+10%), Consumer Staples (+8%), and Utilities (+5%)
    Weakest performing sectors - Information Technology (-5%), Energy (-4%), and Materials (-4%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (-11% vs +2%)
    Meituan (-28%) - largest individual detractor
    Delivery Hero (-33%), MGM Resorts (-15%), and Trip.com Group (-8%)
  Industrials - underperformed the Index sector (-12% vs +3%) and underweight (average weighting 6% vs 10%)
    DiDi Global (-18%)
  Underweight in stronger performing Consumer Staples sector (average weighting 1% vs 6%)
  China holdings - underperformed the Index China exposure (-12% vs +8%)
  Individual holdings
    Viatris (-26%), Teck Resources (-27%), Solventum (-9%), Samsung Electronics (-8%), and Ping An Insurance (-3%)
Contributors to Performance
  Financials - outperformed the Index sector (+12% vs +10%) and overweight (average weighting 28% vs 17%)
    Danske Bank (+30%) - largest individual contributor
    Capital One Financial (+11%), Markel Group (+18%), Julius Baer Group (+12%), Berkshire Hathaway (+18%), and Metro Bank Holdings (+35%)
  Significantly underweight in weaker performing Information Technology sector - (average weighting 6% vs 25%)
  Health Care - outperformed the Index sector (flat vs -4%)
    CVS Health (+21%)
  Communication Services - outperformed the Index sector (+5% vs +4%) and overweight (average weighting 12% vs 8%)
    Sea (+43%)
    NetEase (+21%) - new purchase during the period
  Individual holding
    Prosus (+11%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/25	1 Year	5 Years	10 Years
Davis Global Fund (Class A) — Without sales charge	14.24%	10.20%	7.39%
Davis Global Fund (Class A) — With sales charge*	8.82%	9.14%	6.88%
MSCI ACWI	11.84%	13.06%	8.62%
*	Reflects 4.75% front-end sales charge.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 04/30/25 (in millions)	$766.3
Total number of portfolio holdings as of 04/30/25	44
Portfolio turnover rate for the period	14%
Total advisory fees paid for the period (Net advisory fee after waiver) (in millions)	$2.2
Top Sectors as of 04/30/25 Net Assets
Financials	27.63%
Consumer Discretionary	27.42%
Health Care	11.93%
Communication Services	11.19%
Industrials	8.05%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.
Davis Global Fund
Class C / DGFCX
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025
This Semi-Annual shareholder report contains important information about the Davis Global Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Global Fund (Class C)	$85	1.74%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of -2.03%, versus a 0.88% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Financials (+10%), Consumer Staples (+8%), and Utilities (+5%)
    Weakest performing sectors - Information Technology (-5%), Energy (-4%), and Materials (-4%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (-11% vs +2%)
    Meituan (-28%) - largest individual detractor
    Delivery Hero (-33%), MGM Resorts (-15%), and Trip.com Group (-8%)
  Industrials - underperformed the Index sector (-12% vs +3%) and underweight (average weighting 6% vs 10%)
    DiDi Global (-18%)
  Underweight in stronger performing Consumer Staples sector (average weighting 1% vs 6%)
  China holdings - underperformed the Index China exposure (-12% vs +8%)
  Individual holdings
    Viatris (-26%), Teck Resources (-27%), Solventum (-9%), Samsung Electronics (-8%), and Ping An Insurance (-3%)
Contributors to Performance
  Financials - outperformed the Index sector (+12% vs +10%) and overweight (average weighting 28% vs 17%)
    Danske Bank (+30%) - largest individual contributor
    Capital One Financial (+11%), Markel Group (+18%), Julius Baer Group (+12%), Berkshire Hathaway (+18%), and Metro Bank Holdings (+35%)
  Significantly underweight in weaker performing Information Technology sector - (average weighting 6% vs 25%)
  Health Care - outperformed the Index sector (flat vs -4%)
    CVS Health (+21%)
  Communication Services - outperformed the Index sector (+5% vs +4%) and overweight (average weighting 12% vs 8%)
    Sea (+43%)
    NetEase (+21%) - new purchase during the period
  Individual holding
    Prosus (+11%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/25	1 Year	5 Years	10 Years
Davis Global Fund (Class C) — Without CDSC*	13.29%	9.32%	6.72%
Davis Global Fund (Class C) — With CDSC*,**	12.29%	9.32%	6.72%
MSCI ACWI	11.84%	13.06%	8.62%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 04/30/25 (in millions)	$766.3
Total number of portfolio holdings as of 04/30/25	44
Portfolio turnover rate for the period	14%
Total advisory fees paid for the period (Net advisory fee after waiver) (in millions)	$2.2
Top Sectors as of 04/30/25 Net Assets
Financials	27.63%
Consumer Discretionary	27.42%
Health Care	11.93%
Communication Services	11.19%
Industrials	8.05%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.
Davis Global Fund
Class Y / DGFYX
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025
This Semi-Annual shareholder report contains important information about the Davis Global Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Global Fund (Class Y)	$34	0.69%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of -1.53%, versus a 0.88% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Financials (+10%), Consumer Staples (+8%), and Utilities (+5%)
    Weakest performing sectors - Information Technology (-5%), Energy (-4%), and Materials (-4%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (-11% vs +2%)
    Meituan (-28%) - largest individual detractor
    Delivery Hero (-33%), MGM Resorts (-15%), and Trip.com Group (-8%)
  Industrials - underperformed the Index sector (-12% vs +3%) and underweight (average weighting 6% vs 10%)
    DiDi Global (-18%)
  Underweight in stronger performing Consumer Staples sector (average weighting 1% vs 6%)
  China holdings - underperformed the Index China exposure (-12% vs +8%)
  Individual holdings
    Viatris (-26%), Teck Resources (-27%), Solventum (-9%), Samsung Electronics (-8%), and Ping An Insurance (-3%)
Contributors to Performance
  Financials - outperformed the Index sector (+12% vs +10%) and overweight (average weighting 28% vs 17%)
    Danske Bank (+30%) - largest individual contributor
    Capital One Financial (+11%), Markel Group (+18%), Julius Baer Group (+12%), Berkshire Hathaway (+18%), and Metro Bank Holdings (+35%)
  Significantly underweight in weaker performing Information Technology sector - (average weighting 6% vs 25%)
  Health Care - outperformed the Index sector (flat vs -4%)
    CVS Health (+21%)
  Communication Services - outperformed the Index sector (+5% vs +4%) and overweight (average weighting 12% vs 8%)
    Sea (+43%)
    NetEase (+21%) - new purchase during the period
  Individual holding
    Prosus (+11%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/25	1 Year	5 Years	10 Years
Davis Global Fund (Class Y)	14.50%	10.45%	7.66%
MSCI ACWI	11.84%	13.06%	8.62%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 04/30/25 (in millions)	$766.3
Total number of portfolio holdings as of 04/30/25	44
Portfolio turnover rate for the period	14%
Total advisory fees paid for the period (Net advisory fee after waiver) (in millions)	$2.2
Top Sectors as of 04/30/25 Net Assets
Financials	27.63%
Consumer Discretionary	27.42%
Health Care	11.93%
Communication Services	11.19%
Industrials	8.05%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.
Davis International Fund
Class A / DILAX
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025
This Semi-Annual shareholder report contains important information about the Davis International Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis International Fund (Class A)	$50	1.02%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of -3.03%, versus a 5.95% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Communication Services (+16%), Financials (+15%), and Utilities (+11%)
    Weakest performing sectors - Health Care (-3%), Information Technology (-3%), and Energy (-2%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (-11% vs +4%) and overweight (average weighting 36% vs 11%)
    Meituan (-28%) - largest individual detractor
    Delivery Hero (-33%), Trip.com Group (-8%), Entain (-10%), and JD.com (-17%)
    PDD Holdings (-13%) - purchased and subsequently sold during the period
  Industrials - underperformed the Index sector (-7% vs +9%)
    DiDi Global (-18%)
  Financials - underperformed the Index sector (+10% vs +15%)
    Noah Holdings (-25%)
  China holdings - significantly underperformed the Index China exposure (-14% vs +8%)
  Individual holdings
    Teck Resources (-27%) and Samsung Electronics (-8%)
Contributors to Performance
  No exposure to Health Care and underweight in Information Technology (average weighting 7% vs 13%), the two weakest performing sectors of the Index, respectively
  Communication Services - outperformed the Index sector (+44% vs +16%)
    Sea (+43%)
    NetEase (+21%) - new purchase during the period
  Overweight in Financials - (average weighting 30% vs 24%)
    Danske Bank (+30%) - largest individual contributor
    Julius Baer Group (+12%), Metro Bank Holdings (+35%), and Bank of N.T. Butterfield (+12%)
    DBS Group Holdings (+20%) - no longer a Fund holding
  Individual holdings
    Naspers (+12%), Prosus (+11%), and ITOCHU (+3%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/25	1 Year	5 Years	10 Years
Davis International Fund (Class A) — Without sales charge	16.78%	5.30%	3.29%
Davis International Fund (Class A) — With sales charge*	11.23%	4.28%	2.79%
MSCI ACWI ex USA	11.93%	10.08%	4.83%
*	Reflects 4.75% front-end sales charge.
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 04/30/25 (in millions)	$162.0
Total number of portfolio holdings as of 04/30/25	30
Portfolio turnover rate for the period	14%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$425.7
Top Sectors as of 04/30/25 Net Assets
Consumer Discretionary	34.12%
Financials	29.31%
Industrials	11.65%
Information Technology	6.84%
Communication Services	4.60%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.
Davis International Fund
Class C / DILCX
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025
This Semi-Annual shareholder report contains important information about the Davis International Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis International Fund (Class C)	$86	1.77%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of -3.36%, versus a 5.95% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Communication Services (+16%), Financials (+15%), and Utilities (+11%)
    Weakest performing sectors - Health Care (-3%), Information Technology (-3%), and Energy (-2%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (-11% vs +4%) and overweight (average weighting 36% vs 11%)
    Meituan (-28%) - largest individual detractor
    Delivery Hero (-33%), Trip.com Group (-8%), Entain (-10%), and JD.com (-17%)
    PDD Holdings (-13%) - purchased and subsequently sold during the period
  Industrials - underperformed the Index sector (-7% vs +9%)
    DiDi Global (-18%)
  Financials - underperformed the Index sector (+10% vs +15%)
    Noah Holdings (-25%)
  China holdings - significantly underperformed the Index China exposure (-14% vs +8%)
  Individual holdings
    Teck Resources (-27%) and Samsung Electronics (-8%)
Contributors to Performance
  No exposure to Health Care and underweight in Information Technology (average weighting 7% vs 13%), the two weakest performing sectors of the Index, respectively
  Communication Services - outperformed the Index sector (+44% vs +16%)
    Sea (+43%)
    NetEase (+21%) - new purchase during the period
  Overweight in Financials - (average weighting 30% vs 24%)
    Danske Bank (+30%) - largest individual contributor
    Julius Baer Group (+12%), Metro Bank Holdings (+35%), and Bank of N.T. Butterfield (+12%)
    DBS Group Holdings (+20%) - no longer a Fund holding
  Individual holdings
    Naspers (+12%), Prosus (+11%), and ITOCHU (+3%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/25	1 Year	5 Years	10 Years
Davis International Fund (Class C) — Without CDSC*	15.85%	4.50%	2.56%
Davis International Fund (Class C) — With CDSC*,**	14.85%	4.50%	2.56%
MSCI ACWI ex USA	11.93%	10.08%	4.83%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 04/30/25 (in millions)	$162.0
Total number of portfolio holdings as of 04/30/25	30
Portfolio turnover rate for the period	14%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$425.7
Top Sectors as of 04/30/25 Net Assets
Consumer Discretionary	34.12%
Financials	29.31%
Industrials	11.65%
Information Technology	6.84%
Communication Services	4.60%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.
Davis International Fund
Class Y / DILYX
SEMI-ANNUAL SHAREHOLDER REPORT | APRIL 30, 2025
This Semi-Annual shareholder report contains important information about the Davis International Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis International Fund (Class Y)	$35	0.71%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of -2.83%, versus a 5.95% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Communication Services (+16%), Financials (+15%), and Utilities (+11%)
    Weakest performing sectors - Health Care (-3%), Information Technology (-3%), and Energy (-2%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (-11% vs +4%) and overweight (average weighting 36% vs 11%)
    Meituan (-28%) - largest individual detractor
    Delivery Hero (-33%), Trip.com Group (-8%), Entain (-10%), and JD.com (-17%)
    PDD Holdings (-13%) - purchased and subsequently sold during the period
  Industrials - underperformed the Index sector (-7% vs +9%)
    DiDi Global (-18%)
  Financials - underperformed the Index sector (+10% vs +15%)
    Noah Holdings (-25%)
  China holdings - significantly underperformed the Index China exposure (-14% vs +8%)
  Individual holdings
    Teck Resources (-27%) and Samsung Electronics (-8%)
Contributors to Performance
  No exposure to Health Care and underweight in Information Technology (average weighting 7% vs 13%), the two weakest performing sectors of the Index, respectively
  Communication Services - outperformed the Index sector (+44% vs +16%)
    Sea (+43%)
    NetEase (+21%) - new purchase during the period
  Overweight in Financials - (average weighting 30% vs 24%)
    Danske Bank (+30%) - largest individual contributor
    Julius Baer Group (+12%), Metro Bank Holdings (+35%), and Bank of N.T. Butterfield (+12%)
    DBS Group Holdings (+20%) - no longer a Fund holding
  Individual holdings
    Naspers (+12%), Prosus (+11%), and ITOCHU (+3%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/25	1 Year	5 Years	10 Years
Davis International Fund (Class Y)	17.07%	5.59%	3.58%
MSCI ACWI ex USA	11.93%	10.08%	4.83%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 04/30/25 (in millions)	$162.0
Total number of portfolio holdings as of 04/30/25	30
Portfolio turnover rate for the period	14%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$425.7
Top Sectors as of 04/30/25 Net Assets
Consumer Discretionary	34.12%
Financials	29.31%
Industrials	11.65%
Information Technology	6.84%
Communication Services	4.60%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS NEW YORK VENTURE FUND, INC.

ITEM 2.  CODE OF ETHICS

Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  INVESTMENTS

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not Applicable.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END INVESTMENT COMPANIES

Davis Global Fund
Davis International Fund
(portfolios of Davis New York Venture Fund, Inc.)
April 30, 2025
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION (ITEMS 7-11 OF FORM N-CSR)
The Equity Specialists

DAVIS NEW YORK VENTURE FUND, INC.
DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND

DAVIS GLOBAL FUND
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (99.69%)
COMMUNICATION SERVICES – (11.19%)
Media & Entertainment – (11.19%)
Alphabet Inc., Class C	106,300	$17,102,607
Angi Inc., Class A *	62,089	711,540
ASAC II L.P. *(a)(b)(c)	35,352	33,736
IAC Inc. *	118,240	4,131,306
Meta Platforms, Inc., Class A	68,160	37,419,840
NetEase, Inc., ADR (China)	148,670	15,916,610
Sea Limited, Class A, ADR (Singapore) *	77,930	10,446,516
Total Communication Services		85,762,155
CONSUMER DISCRETIONARY – (27.42%)
Consumer Discretionary Distribution & Retail – (9.50%)
Amazon.com, Inc. *	74,340	13,709,783
Coupang, Inc., Class A (South Korea) *	315,920	7,383,050
Naspers Ltd. - N (South Africa)	44,781	11,777,791
Prosus N.V., Class N (Netherlands)	860,577	39,897,991
		72,768,615
Consumer Durables & Apparel – (0.20%)
Misto Holdings Corp. (South Korea)	57,919	1,509,602
Consumer Services – (17.72%)
Delivery Hero SE (Germany) *	365,760	10,271,771
Entain plc (United Kingdom)	1,724,464	14,653,288
Meituan, Class B (China) *	2,072,899	34,826,285
MGM Resorts International *	882,660	27,768,484
Restaurant Brands International Inc. (Canada)	133,500	8,597,400
Trip.com Group Ltd., ADR (China)	673,210	39,712,658
		135,829,886
Total Consumer Discretionary		210,108,103
CONSUMER STAPLES – (1.27%)
Food, Beverage & Tobacco – (1.27%)
Tyson Foods, Inc., Class A	158,900	9,731,036
Total Consumer Staples		9,731,036
ENERGY – (3.10%)
Tourmaline Oil Corp. (Canada)	538,320	23,780,421
Total Energy		23,780,421
FINANCIALS – (27.63%)
Banks – (4.91%)
Danske Bank A/S (Denmark)	902,059	31,446,798
Metro Bank Holdings PLC (United Kingdom) *	4,600,850	6,168,346
		37,615,144
Financial Services – (11.77%)
Capital Markets – (4.00%)
Julius Baer Group Ltd. (Switzerland)	461,034	29,739,444
Noah Holdings Ltd., Class A, ADS (China)	96,252	884,556
		30,624,000
Consumer Finance – (5.59%)
Capital One Financial Corp.	237,690	42,845,999
Financial Services – (2.18%)
Berkshire Hathaway Inc., Class B *	31,300	16,690,725
		90,160,724
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (10.95%)
Life & Health Insurance – (6.75%)
AIA Group Ltd. (Hong Kong)	1,598,780	$11,977,038
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	6,623,840	39,799,751
		51,776,789
Property & Casualty Insurance – (4.20%)
Markel Group Inc. *	17,690	32,171,034
		83,947,823
Total Financials		211,723,691
HEALTH CARE – (11.93%)
Health Care Equipment & Services – (8.99%)
CVS Health Corp.	404,090	26,956,844
Humana Inc.	51,670	13,549,941
Quest Diagnostics Inc.	47,690	8,499,312
Solventum Corp. *	300,463	19,866,613
		68,872,710
Pharmaceuticals, Biotechnology & Life Sciences – (2.94%)
Viatris Inc.	2,674,840	22,522,153
Total Health Care		91,394,863
INDUSTRIALS – (8.05%)
Capital Goods – (0.74%)
AGCO Corp.	66,730	5,660,706
Transportation – (7.31%)
DiDi Global Inc., Class A, ADS (China) *	6,396,968	25,971,690
Full Truck Alliance Co. Ltd., Class A, ADR (China)	2,648,820	30,090,595
		56,062,285
Total Industrials		61,722,991
INFORMATION TECHNOLOGY – (7.59%)
Semiconductors & Semiconductor Equipment – (1.33%)
Applied Materials, Inc.	67,510	10,174,432
Software & Services – (2.05%)
AppLovin Corp., Class A *	50,530	13,608,234
Clear Secure, Inc., Class A	87,370	2,156,292
		15,764,526
Technology Hardware & Equipment – (4.21%)
Samsung Electronics Co., Ltd. (South Korea)	825,940	32,247,394
Total Information Technology		58,186,352
MATERIALS – (1.51%)
Teck Resources Ltd., Class B (Canada)	339,770	11,548,782
Total Materials		11,548,782
TOTAL COMMON STOCK – (Identified cost $592,664,538)		763,958,394

DAVIS GLOBAL FUND
Schedule of Investments - (Continued)
April 30, 2025 (Unaudited)

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.05%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.36%, 05/01/25 (d)	$179,000	$179,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.36%, 05/01/25 (e)	185,000	185,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $364,000)		364,000
Total Investments – (99.74%) – (Identified cost $593,028,538)		764,322,394
Other Assets Less Liabilities – (0.26%)		2,007,520
Net Assets – (100.00%)		$766,329,914

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.
(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.
(c)	Limited partnership units.
(d)	Dated 04/30/25, repurchase value of $179,022 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 6.50%, 10/01/49-04/01/54, total fair value $182,580).
(e)	Dated 04/30/25, repurchase value of $185,022 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 05/15/25-02/20/55, total fair value $188,700).
See Notes to Financial Statements

DAVIS INTERNATIONAL FUND
Schedule of Investments
April 30, 2025 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.28%)
COMMUNICATION SERVICES – (4.60%)
Media & Entertainment – (4.60%)
NetEase, Inc., ADR (China)	28,340	$3,034,080
Sea Limited, Class A, ADR (Singapore) *	32,940	4,415,607
Total Communication Services		7,449,687
CONSUMER DISCRETIONARY – (34.12%)
Consumer Discretionary Distribution & Retail – (14.27%)
Coupang, Inc., Class A (South Korea) *	97,600	2,280,912
JD.com, Inc., Class A, ADR (China)	45,340	1,478,991
Naspers Ltd. - N (South Africa)	36,120	9,499,873
Prosus N.V., Class N (Netherlands)	212,560	9,854,687
		23,114,463
Consumer Durables & Apparel – (0.80%)
Misto Holdings Corp. (South Korea)	49,419	1,288,058
Consumer Services – (19.05%)
Delivery Hero SE (Germany) *	88,320	2,480,323
Entain plc (United Kingdom)	735,543	6,250,130
Meituan, Class B (China) *	654,241	10,991,748
Restaurant Brands International Inc. (Canada)	51,400	3,310,160
Trip.com Group Ltd., ADR (China)	132,750	7,830,922
		30,863,283
Total Consumer Discretionary		55,265,804
ENERGY – (3.71%)
Tourmaline Oil Corp. (Canada)	136,130	6,013,577
Total Energy		6,013,577
FINANCIALS – (29.31%)
Banks – (11.46%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	73,810	2,965,686
Danske Bank A/S (Denmark)	377,050	13,144,390
Metro Bank Holdings PLC (United Kingdom) *	1,835,042	2,460,235
		18,570,311
Financial Services – (6.87%)
Capital Markets – (6.87%)
Julius Baer Group Ltd. (Switzerland)	141,590	9,133,400
Noah Holdings Ltd., Class A, ADS (China)	216,940	1,993,678
		11,127,078
Insurance – (10.98%)
Life & Health Insurance – (10.98%)
AIA Group Ltd. (Hong Kong)	1,008,500	7,555,038
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,703,590	10,236,125
		17,791,163
Total Financials		47,488,552
INDUSTRIALS – (11.65%)
Capital Goods – (3.65%)
ITOCHU Corp. (Japan)	116,100	5,912,996
Transportation – (8.00%)
DiDi Global Inc., Class A, ADS (China) *	1,614,246	6,553,839
Full Truck Alliance Co. Ltd., Class A, ADR (China)	563,580	6,402,269
		12,956,108
Total Industrials		18,869,104
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (6.84%)
Semiconductors & Semiconductor Equipment – (2.22%)
Tokyo Electron Ltd. (Japan)	24,210	$3,593,910
Technology Hardware & Equipment – (4.62%)
Samsung Electronics Co., Ltd. (South Korea)	191,810	7,488,889
Total Information Technology		11,082,799
MATERIALS – (4.09%)
Teck Resources Ltd., Class B (Canada)	122,150	4,151,878
Vale S.A., ADR (Brazil)	266,390	2,480,091
Total Materials		6,631,969
REAL ESTATE – (3.96%)
Real Estate Management & Development – (3.96%)
KE Holdings Inc., Class A, ADR (China)	316,320	6,421,296
Total Real Estate		6,421,296
TOTAL COMMON STOCK – (Identified cost $137,447,554)		159,222,788

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.22%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.36%, 05/01/25 (a)	$970,000	$970,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.36%, 05/01/25 (b)	1,001,000	1,001,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,971,000)		1,971,000
Total Investments – (99.50%) – (Identified cost $139,418,554)		161,193,788
Other Assets Less Liabilities – (0.50%)		806,326
Net Assets – (100.00%)		$162,000,114

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 04/30/25, repurchase value of $970,117 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%- 6.00%, 08/01/48-02/01/53, total fair value $989,400).
(b)
Dated 04/30/25, repurchase value of $1,001,121 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 05/15/25-02/20/55, total fair value $1,021,020).

See Notes to Financial Statements

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Statements of Assets and Liabilities
At April 30, 2025 (Unaudited)

	Davis Global Fund	Davis International Fund

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$764,322,394	$161,193,788
Cash	238	788
Cash - foreign currencies**	176,387	41,502
Receivables:
Capital stock sold	816,707	58,121
Dividends and interest	3,053,559	943,027
Investment securities sold	242,991	–
Prepaid expenses	18,203	3,725
Due from Adviser	–	1,840
Total assets	768,630,479	162,242,791

LIABILITIES:
Payables:
Capital stock redeemed	1,419,259	62,575
Investment securities purchased	170,808	–
Accrued audit fees	17,728	14,936
Accrued custodian fees	161,300	53,900
Accrued distribution and service plan fees	62,765	6,082
Accrued investment advisory fees	346,389	72,200
Accrued transfer agent fees	106,184	13,300
Other accrued expenses	16,132	19,684
Total liabilities	2,300,565	242,677

NET ASSETS	$766,329,914	$162,000,114

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$1,387,340	$612,703

Additional paid-in capital	562,861,706	186,771,991

Distributable earnings (losses)	202,080,868	(25,384,580)
Net Assets	$766,329,914	$162,000,114

*Including:
Cost of investments	$593,028,538	$139,418,554
**Cost of cash - foreign currencies	176,387	41,502

CLASS A SHARES:
Net assets	$191,835,840	$18,590,488
Shares outstanding	6,949,249	1,389,324
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$27.61	$13.38
Maximum offering price per share (100/95.25 of net asset value)†	$28.99	$14.05

CLASS C SHARES:
Net assets	$28,013,485	$4,043,966
Shares outstanding	1,134,517	328,822
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$24.69	$12.30

CLASS Y SHARES:
Net assets	$546,480,589	$139,365,660
Shares outstanding	19,663,034	10,535,904
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$27.79	$13.23

†	On purchases of $100,000 or more, the offering price is reduced.
See Notes to Financial Statements

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Statements of Operations
For the six months ended April 30, 2025 (Unaudited)

	Davis Global Fund	Davis International Fund
INVESTMENT INCOME:
Income:
Dividends*	$7,867,117	$2,403,221
Interest	123,507	25,518
Net securities lending fees	4,876	652
Total income	7,995,500	2,429,391

Expenses:
Investment advisory fees (Note 3)	2,264,537	446,433
Custodian fees	195,961	65,217
Transfer agent fees:
Class A	93,445	18,279
Class C	19,908	4,839
Class Y	219,998	20,488
Audit fees	17,727	14,934
Legal fees	4,643	896
Accounting fees (Note 3)	21,000	4,002
Reports to shareholders	16,766	3,322
Directors’ fees and expenses	25,388	6,477
Registration and filing fees	24,000	21,342
Miscellaneous	27,938	13,072
Distribution and service plan fees (Note 3):
Class A	234,259	16,333
Class C	167,513	21,414
Total expenses	3,333,083	657,048
Reimbursement/waiver of expenses by Adviser (Note 3):
Class A	(12,656)	(6,257)
Class C	(2,249)	(3,467)
Class Y	(38,398)	(17,893)
Net expenses	3,279,780	629,431
Net investment income	4,715,720	1,799,960

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	38,833,109	7,023,947
Foreign currency transactions	(18,100)	(10,111)
Net realized gain	38,815,009	7,013,836
Net decrease in unrealized appreciation	(56,371,065)	(13,970,560)
Net realized and unrealized loss on investments and foreign currency transactions	(17,556,056)	(6,956,724)
Net decrease in net assets resulting from operations	$(12,840,336)	$(5,156,764)

*Net of foreign taxes withheld of	$886,713	$317,918
See Notes to Financial Statements

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Statements of Changes in Net Assets
For the six months ended April 30, 2025 (Unaudited)

	Davis Global Fund	Davis International Fund

OPERATIONS:
Net investment income	$4,715,720	$1,799,960

Net realized gain from investments and foreign currency transactions	38,815,009	7,013,836

Net decrease in unrealized appreciation on investments and foreign currency transactions	(56,371,065)	(13,970,560)
Net decrease in net assets resulting from operations	(12,840,336)	(5,156,764)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(22,980,625)	(387,539)
Class C	(4,209,807)	(63,391)
Class Y	(71,541,822)	(3,449,047)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	12,129,810	348,076
Class C	(4,449,906)	(444,132)
Class Y	(2,163,828)	(2,037,818)

Total decrease in net assets	(106,056,514)	(11,190,615)

NET ASSETS:
Beginning of period	872,386,428	173,190,729
End of period	$766,329,914	$162,000,114
See Notes to Financial Statements

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Statements of Changes in Net Assets
For the year ended October 31, 2024

	Davis Global Fund	Davis International Fund

OPERATIONS:
Net investment income	$10,740,987	$3,432,119

Net realized gain from investments and foreign currency transactions	125,097,558	21,223,028

Net increase in unrealized appreciation on investments and foreign currency transactions	134,611,347	30,924,640
Net increase in net assets resulting from operations	270,449,892	55,579,787

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(1,829,996)	(279,134)
Class C	(135,714)	(37,408)
Class Y	(7,034,456)	(2,443,388)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4):
Class A	(11,068,080)	(3,565,412)
Class C	(15,695,757)	(1,134,206)
Class Y	(51,770,377)	(18,616,740)

Total increase in net assets	182,915,512	29,503,499

NET ASSETS:
Beginning of year	689,470,916	143,687,230
End of year	$872,386,428	$173,190,729
See Notes to Financial Statements

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements
April 30, 2025 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Davis New York Venture Fund, Inc. (a Maryland corporation) (“Company”), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company operates as a series issuing shares including the following two funds (collectively “Funds”):
Davis Global Fund seeks to achieve long-term growth of capital. It invests principally in common stocks issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund commenced operations on December 22, 2004, and until January 1, 2007, shares of the Fund were not available for public sale.
Davis International Fund seeks to achieve long-term growth of capital. It invests principally in common stocks issued by foreign companies, including countries with developed or emerging markets. The Fund commenced operations on December 29, 2006, and until January 1, 2010, shares of the Fund were not available for public sale.
Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of its Funds will be achieved.
Prior to being available for public sale, only the directors, officers, and employees of the Funds or their investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) were eligible to purchase the Funds’ shares.
The Funds follow the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The Company accounts separately for the assets, liabilities, and operations of each Fund. Each Fund offers Class A, Class C, and Class Y shares. Class A shares are sold with a front-end sales charge. Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class C shares automatically convert to Class A shares after 8 years. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses are recorded on the accrual basis and those directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. Each Fund assessed a 2% short-term trading fee on the proceeds of Fund shares that were redeemed (either by selling or exchanging to another Davis Fund) within 30 days of their purchase. The fee, which was retained by each Fund, was accounted for as an addition to paid-in capital. Effective February 29, 2024, the short-term trading fee for each Fund was eliminated. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
April 30, 2025 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Security Valuation - (Continued)
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.
The following is a summary of the inputs used as of April 30, 2025 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Global Fund	Davis International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$85,728,419	$7,449,687
Consumer Discretionary	210,108,103	55,265,804
Consumer Staples	9,731,036	–
Energy	23,780,421	6,013,577
Financials	211,723,691	47,488,552
Health Care	91,394,863	–
Industrials	61,722,991	18,869,104
Information Technology	58,186,352	11,082,799
Materials	11,548,782	6,631,969
Real Estate	–	6,421,296
Total Level 1	763,924,658	159,222,788
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	364,000	1,971,000
Total Level 2	364,000	1,971,000
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	33,736	–
Total Level 3	33,736	–
Total Investments	$764,322,394	$161,193,788
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended April 30, 2025. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at April 30, 2025 was $233 for Davis Global Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
April 30, 2025 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)

	Beginning Balance at November 1, 2024	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at April 30, 2025
Davis Global Fund
Investments in Securities:
Common Stock	$33,503	$–	$–	$233	$–	$–	$–	$33,736
Total Level 3	$33,503	$–	$–	$233	$–	$–	$–	$33,736
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at April 30, 2025	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Davis Global Fund
Investments in Securities:
Common Stock	$33,736	Income Approach / Discounted Cash Flow	Annualized Yield	5.188%	Decrease
Total Level 3	$33,736
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The fair values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in fair value relative to USD. Forward currency contracts are marked-to-market daily and the change in fair value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the six months ended April 30, 2025, there were no forward currency contracts entered into by the Funds.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
April 30, 2025 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Foreign Currency - (Continued)
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the USD equivalent of the amounts actually received or paid. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statements of Operations.
Federal Income Taxes - It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of April 30, 2025, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2021.
Capital losses will be carried forward to future years if not offset by gains. At October 31, 2024, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

Capital Loss Carryforwards
Davis International Fund
Character
Short-term	$39,581,287
Long-term	10,649,795
Total	$50,231,082
Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.
At April 30, 2025, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Global Fund	Davis International Fund
Cost	$605,354,425	$144,848,979

Unrealized appreciation	211,711,753	33,545,018
Unrealized depreciation	(52,743,784)	(17,200,209)
Net unrealized appreciation	$158,967,969	$16,344,809
Federal Withholding Taxes - The Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be included under dividends and interest on the Statements of Assets and Liabilities. There is no guarantee that the Funds will receive refunds applied for in a timely manner or at all.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
April 30, 2025 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Federal Withholding Taxes - (Continued)
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as foreign withholding tax refunds in the Statements of Operations. The Funds may incur fees paid to third party providers that assist in the recovery of the tax refunds. These fees are reflected on the Statements of Operations as professional services fees, if any.
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, net operating losses,  corporate actions, partnership income, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.
Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors (including a Director Emeritus) that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.
Operating Segments - In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Executive Officer of the Funds acts as the CODM. Since their commencement, each Fund operates as a single segment. The CODM monitors the operating results of the Funds, as a whole, and each Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund's portfolio managers as a team. The financial information, in the form of each Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus each Fund's comparative benchmarks and to make resource allocation decisions for each Fund's single segment, which is consistent with that presented within each Fund's financial statements. Segment assets are reflected on the

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
April 30, 2025 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Operating Segments - (Continued)
accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the six months ended April 30, 2025 were as follows:

	Davis Global Fund	Davis International Fund
Cost of purchases	$114,043,752	$22,285,290
Proceeds from sales	202,948,602	27,234,964
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.
All officers of the Funds (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.
As of April 30, 2025, related shareholders held greater than 20% of outstanding shares of the following Funds:

Davis International Fund
65%
Investment activities of this shareholder could have a material impact on the Fund.
Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets.
Transfer Agent and Accounting Fees - SS&C Global Investor & Distribution Solutions, Inc. is the Funds’ primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain transfer agent and accounting services.

	Six months ended April 30, 2025 (Unaudited)
	Davis Global Fund	Davis International Fund
Transfer agent fees paid to Adviser	$21,410	$6,360
Accounting fees paid to Adviser	21,000	4,002

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
April 30, 2025 (Unaudited)
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
Reimbursement and Waivers of Expenses - Amounts due from Adviser will be generally paid in the month after finalization of the financial statements. The Adviser is contractually committed to waive fees and/or reimburse the Funds’ expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.05%; Class C shares, 1.80%; and Class Y shares, 0.80%). The Adviser is obligated to continue the expense cap through March 1, 2026. The expense cap cannot be modified prior to this date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. Effective February 1, 2024, the Adviser voluntarily waived 0.025% of the average net assets (2.5 basis points) of Davis Global Fund Advisory fees and 0.05% of the average net assets (5 basis points) of Davis International Fund Advisory fees for a 12-month period and temporarily waived fees and/or reimbursed Davis International Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class A shares, 1.00%; Class C shares 1.75%; and Class Y shares, 0.75%) until January 31, 2025. For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Funds. Reimbursement and waivers of expenses during the six months ended April 30, 2025 were as follows:

	Davis Global Fund	Davis International Fund
Class A	$12,656	$6,257
Class C	2,249	3,467
Class Y	38,398	17,893
Distribution and Service Plan Fees - The Funds have adopted separate Distribution Plans (“12b-1 Plans”) for Class A and Class C shares. Under the 12b-1 Plans, the Funds reimburse Davis Distributors, LLC (“Distributor”), the Funds’ Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. Each of the Funds pays the Distributor a 12b-1 fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc., which currently is 1.00%. The Funds pay the 12b-1 fee on Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

	Six months ended April 30, 2025 (Unaudited)
	Davis Global Fund	Davis International Fund
Distribution fees:
Class C	$125,635	$16,060

Service fees:
Class A	234,259	16,333
Class C	41,878	5,354
Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Class A shares of the Funds are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.
Class C shares of the Funds are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares within the first year of the original purchase.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
April 30, 2025 (Unaudited)
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
Sales Charges - (Continued)
The Distributor received commissions earned on sales of Class A shares of the Funds of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class C shares of the Funds are re-allowed to qualified selling dealers.

	Six months ended April 30, 2025 (Unaudited)
	Davis Global Fund	Davis International Fund
Class A commissions retained by the Distributor	$3,880	$317
Class A commissions re-allowed to investment dealers	18,461	1,353
Total commissions earned on sales of Class A	$22,341	$1,670

Class C commission advances by the Distributor	$4,646	$1,324

Class C CDSCs received by the Distributor	19	–
NOTE 4 - CAPITAL STOCK
At April 30, 2025, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 275 million shares are designated to Davis Global Fund and 250 million shares are designated to Davis International Fund. Transactions in capital stock were as follows:

		Six months ended April 30, 2025 (Unaudited)
		Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Global Fund
Shares:	Class A	380,908	711,198	(657,943)	434,163
	Class C	44,887	163,384	(380,102)	(171,831)
	Class Y	991,228	1,946,295	(3,068,926)	(131,403)
Value:	Class A	$10,876,118	$20,198,023	$(18,944,331)	$12,129,810
	Class C	1,117,479	4,163,043	(9,730,428)	(4,449,906)
	Class Y	28,992,208	55,605,650	(86,761,686)	(2,163,828)
Davis International Fund
Shares:	Class A	130,900	25,416	(132,911)	23,405
	Class C	10,882	5,011	(52,004)	(36,111)
	Class Y	243,323	80,343	(490,471)	(166,805)
Value:	Class A	$1,776,296	$345,654	$(1,773,874)	$348,076
	Class C	132,612	62,832	(639,576)	(444,132)
	Class Y	3,269,627	1,078,999	(6,386,444)	(2,037,818)

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Financial Statements - (Continued)
April 30, 2025 (Unaudited)
NOTE 4 - CAPITAL STOCK – (CONTINUED)

		Year ended October 31, 2024
		Sold	Reinvestment of Distributions	Redeemed*	Net Decrease
Davis Global Fund
Shares:	Class A	492,246	67,003	(972,992)	(413,743)
	Class C	21,414	6,190	(689,441)	(661,837)
	Class Y	1,881,881	274,376	(4,073,595)	(1,917,338)
Value:	Class A	$13,143,009	$1,589,308	$(25,800,397)	$(11,068,080)
	Class C	531,267	133,465	(16,360,489)	(15,695,757)
	Class Y	51,174,431	6,541,116	(109,485,924)	(51,770,377)
Davis International Fund
Shares:	Class A	234,910	24,423	(570,980)	(311,647)
	Class C	16,839	3,921	(126,399)	(105,639)
	Class Y	221,967	239,121	(2,183,599)	(1,722,511)
Value:	Class A	$2,814,496	$252,533	$(6,632,441)	$(3,565,412)
	Class C	182,169	37,408	(1,353,783)	(1,134,206)
	Class Y	2,591,205	2,439,028	(23,646,973)	(18,616,740)

*	Davis Global Fund: net of redemption fees amounting to $59, $1, and $453, for Class A, Class C, and Class Y, respectively.
NOTE 5 - SECURITIES LOANED
The Funds have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of April 30, 2025, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.
NOTE 6 - RESTRICTED SECURITIES
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities in Davis Global Fund amounted to $33,736 or 0.004% of the Fund’s net assets as of April 30, 2025. Information regarding restricted securities is as follows:

Fund	Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of April 30, 2025
Davis Global Fund	ASAC II L.P.	10/10/13	35,352	$1.0000	$0.9543

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DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Global Fund Class A:
Six months ended April 30, 2025[e]	$31.58	$0.15	$(0.57)	$(0.42)
Year ended October 31, 2024	$22.55	$0.33	$8.97	$9.30
Year ended October 31, 2023	$18.67	$0.25	$3.63	$3.88
Year ended October 31, 2022	$30.16	$0.17	$(8.68)	$(8.51)
Year ended October 31, 2021	$26.13	$0.04	$4.07	$4.11
Year ended October 31, 2020	$23.09	$(0.02)	$3.52	$3.50
Davis Global Fund Class C:
Six months ended April 30, 2025[e]	$28.48	$0.02	$(0.50)	$(0.48)
Year ended October 31, 2024	$20.35	$0.09	$8.11	$8.20
Year ended October 31, 2023	$16.98	$0.06	$3.31	$3.37
Year ended October 31, 2022	$27.64	$(0.01)	$(7.92)	$(7.93)
Year ended October 31, 2021	$24.16	$(0.19)	$3.75	$3.56
Year ended October 31, 2020	$21.36	$(0.18)	$3.26	$3.08
Davis Global Fund Class Y:
Six months ended April 30, 2025[e]	$31.80	$0.18	$(0.57)	$(0.39)
Year ended October 31, 2024	$22.71	$0.40	$9.02	$9.42
Year ended October 31, 2023	$18.78	$0.30	$3.66	$3.96
Year ended October 31, 2022	$30.33	$0.23	$(8.73)	$(8.50)
Year ended October 31, 2021	$26.25	$0.11	$4.07	$4.18
Year ended October 31, 2020	$23.19	$0.04	$3.55	$3.59
Davis International Fund Class A:
Six months ended April 30, 2025[e]	$14.09	$0.13	$(0.55)	$(0.42)
Year ended October 31, 2024	$9.97	$0.24	$4.05	$4.29
Year ended October 31, 2023	$8.39	$0.15	$1.43	$1.58
Year ended October 31, 2022	$12.64	$0.12	$(4.21)	$(4.09)
Year ended October 31, 2021	$13.78	$0.06	$(1.20)	$(1.14)
Year ended October 31, 2020	$11.82	$(0.03)	$2.40	$2.37
Davis International Fund Class C:
Six months ended April 30, 2025[e]	$12.91	$0.07	$(0.50)	$(0.43)
Year ended October 31, 2024	$9.14	$0.14	$3.71	$3.85
Year ended October 31, 2023	$7.75	$0.07	$1.32	$1.39
Year ended October 31, 2022	$11.65	$0.04	$(3.89)	$(3.85)
Year ended October 31, 2021	$12.80	$(0.05)	$(1.10)	$(1.15)
Year ended October 31, 2020	$10.99	$(0.13)	$2.24	$2.11
Davis International Fund Class Y:
Six months ended April 30, 2025[e]	$13.94	$0.15	$(0.54)	$(0.39)
Year ended October 31, 2024	$9.87	$0.27	$4.00	$4.27
Year ended October 31, 2023	$8.30	$0.19	$1.40	$1.59
Year ended October 31, 2022	$12.51	$0.15	$(4.16)	$(4.01)
Year ended October 31, 2021	$13.61	$0.10	$(1.19)	$(1.09)
Year ended October 31, 2020	$11.68	$–[h]	$2.37	$2.37

a	Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

c	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the fair value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.33)	$(3.22)	$–	$(3.55)	$27.61	(1.61)%	$191,836	0.96%[f]	0.95%[f]	0.99%[f]	14%
$(0.27)	$–	$–	$(0.27)	$31.58	41.58%	$205,717	0.95%	0.93%	1.23%	34%
$–	$–	$–	$–	$22.55	20.78%	$156,274	0.95%	0.95%	1.07%	16%
$(0.26)	$(2.72)	$–	$(2.98)	$18.67	(31.04)%	$139,361	0.96%	0.96%	0.73%	19%
$–	$(0.08)	$–	$(0.08)	$30.16	15.75%	$232,565	0.92%	0.92%	0.11%	35%
$(0.46)	$–	$–	$(0.46)	$26.13	15.38%	$201,247	0.92%	0.92%	(0.06)%	24%

$(0.09)	$(3.22)	$–	$(3.31)	$24.69	(2.03)%	$28,013	1.75%[f]	1.74%[f]	0.20%[f]	14%
$(0.07)	$–	$–	$(0.07)	$28.48	40.41%	$37,208	1.76%	1.74%	0.42%	34%
$–	$–	$–	$–	$20.35	19.85%	$40,048	1.75%	1.75%	0.27%	16%
$(0.01)	$(2.72)	$–	$(2.73)	$16.98	(31.56)%	$50,203	1.74%	1.74%	(0.05)%	19%
$–	$(0.08)	$–	$(0.08)	$27.64	14.75%	$101,611	1.70%	1.70%	(0.67)%	35%
$(0.28)	$–	$–	$(0.28)	$24.16	14.53%	$102,878	1.70%	1.70%	(0.84)%	24%

$(0.40)	$(3.22)	$–	$(3.62)	$27.79	(1.53)%	$546,481	0.71%[f]	0.69%[f]	1.25%[f]	14%
$(0.33)	$–	$–	$(0.33)	$31.80	41.95%	$629,462	0.71%	0.69%	1.47%	34%
$(0.03)	$–	$–	$(0.03)	$22.71	21.08%	$493,149	0.71%	0.71%	1.31%	16%
$(0.33)	$(2.72)	$–	$(3.05)	$18.78	(30.87)%	$486,207	0.72%	0.72%	0.97%	19%
$(0.02)	$(0.08)	$–	$(0.10)	$30.33	15.95%	$934,670	0.69%	0.69%	0.34%	35%
$(0.53)	$–	$–	$(0.53)	$26.25	15.70%	$787,191	0.69%	0.69%	0.17%	24%

$(0.29)	$–	$–	$(0.29)	$13.38	(3.03)%	$18,590	1.09%[f]	1.02%[f]	1.97%[f]	14%
$(0.17)	$–	$–	$(0.17)	$14.09	43.62%	$19,245	1.17%	1.09%[g]	2.02%	23%
$–	$–	$–	$–	$9.97	18.83%	$16,730	1.09%	1.05%	1.43%	11%
$(0.16)	$–	$–	$(0.16)	$8.39	(32.72)%	$16,632	1.13%	1.05%	1.13%	5%
$–	$–	$–	$–	$12.64	(8.27)%	$44,687	1.00%	1.00%	0.40%	16%
$(0.37)	$(0.04)	$–[h]	$(0.41)	$13.78	20.62%	$38,308	0.98%	0.98%	(0.25)%	20%

$(0.18)	$–	$–	$(0.18)	$12.30	(3.36)%	$4,044	1.94%[f]	1.77%[f]	1.22%[f]	14%
$(0.08)	$–	$–	$(0.08)	$12.91	42.43%	$4,713	1.99%	1.84%[g]	1.27%	23%
$–	$–	$–	$–	$9.14	17.94%	$4,300	1.89%	1.80%	0.68%	11%
$(0.05)	$–	$–	$(0.05)	$7.75	(33.19)%	$3,966	1.94%	1.80%	0.38%	5%
$–	$–	$–	$–	$11.65	(8.98)%	$8,412	1.79%	1.79%	(0.39)%	16%
$(0.26)	$(0.04)	$–[h]	$(0.30)	$12.80	19.58%	$9,892	1.80%	1.80%	(1.07)%	20%

$(0.32)	$–	$–	$(0.32)	$13.23	(2.83)%	$139,366	0.74%[f]	0.71%[f]	2.28%[f]	14%
$(0.20)	$–	$–	$(0.20)	$13.94	44.01%	$149,233	0.82%	0.78%[g]	2.33%	23%
$(0.02)	$–	$–	$(0.02)	$9.87	19.14%	$122,656	0.74%	0.74%	1.74%	11%
$(0.20)	$–	$–	$(0.20)	$8.30	(32.52)%	$119,058	0.80%	0.80%	1.38%	5%
$(0.01)	$–	$–	$(0.01)	$12.51	(8.02)%	$308,356	0.72%	0.72%	0.68%	16%
$(0.40)	$(0.04)	$–[h]	$(0.44)	$13.61	20.90%	$345,572	0.70%	0.70%	0.03%	20%

e	Unaudited.
f	Annualized.
g
Includes professional service fees paid to third party providers that assist in the recovery of foreign withholding tax refunds. Excluding the professional service fees, the net expense ratios for the year ended October 31, 2024 would have been (Class A shares, 1.01%; Class C shares, 1.76%; Class Y shares,
0.75%).

h	Less than $0.005 per share.
See Notes to Financial Statements

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review
The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2025. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Global Fund and Davis International Fund (each individually a “Fund” or collectively the “Funds”) and their shareholders.
Reasons the Independent Directors Approved Continuation of the Advisory Agreements
The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of each Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether:
1.
A Fund achieves satisfactory investment results over the long-term, after all costs;
2.
Davis Advisors efficiently and effectively handles shareholder transactions, inquiries, requests, and records;
3.
Davis Advisors provides quality accounting, legal, and compliance services, and oversees third-party service providers; and
4.
Davis Advisors fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.
A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.
Davis Advisors takes its role as stewards of capital seriously and maintains a strong alignment of interests with its clients. In aggregate, Davis Advisors and its employees as well as the Davis family (collectively referred to herein as “Davis”) have made significant investments in Davis Funds and similarly managed accounts and strategies. The Independent Directors considered that these investments tend to align Davis with its clients, as Davis takes the same risks and reaps the same rewards as its clients and is motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Reasons the Independent Directors Approved Continuation of the Advisory Agreements − (Continued)
The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.
The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, private accounts, and managed money/wrap clients, as well as the differences in the services provided to such other clients; and (c) the fee schedule and breakpoints (if applicable) of each of the Funds, including an assessment of competitive fee schedules (and breakpoints, if applicable).
The Independent Directors reviewed the management fee schedule for each Fund, the profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds' net assets increase, and whether the fee schedule should reflect those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Funds.
The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Funds and Davis Advisors’ other lines of business.
Davis Global Fund
The Independent Directors noted that Davis Global Fund Class A shares outperformed its benchmark, the Morgan Stanley Capital International All Country World Index (the “MSCI ACWI”), over the one-, three-, and since-inception (December 22, 2004) time periods, but underperformed the MSCI ACWI over the five- and ten-year time periods, all periods ended February 28, 2025.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all retail and institutional global multi-cap value funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund’s Class Y shares outperformed both the Performance Universe Average and Lipper Index over the one-, two-, three-, and ten-year time periods, underperformed both over the four-year time period, and outperformed the Lipper Index but performed in-line with the Performance Universe Average over the five-year time period, all periods ended December 31, 2024.
The Independent Directors also reviewed the Fund’s performance versus both the MSCI ACWI and the Lipper Global Multi-Cap Value category when measured over rolling five- and ten-year time frames. The Fund outperformed the MSCI ACWI in 10 out of 17 rolling five-year time frames and outperformed the Lipper Global Multi-Cap Value category in 9 out of 17 rolling five-year time frames, ended December 31 for each year from 2008 through 2024. The Fund outperformed the MSCI ACWI in 8 out of 12 rolling ten-year time frames and outperformed the Lipper Global Multi-Cap Value category in 12 out of 12 rolling ten-year time frames, ended December 31 for each year from 2013 through 2024.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Davis Global Fund − (Continued)
The Independent Directors considered Davis Global Fund’s Class Y shares management fee and total expense ratio. They observed that both were reasonable and well below the median of its expense universe, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through March 1, 2026. For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses.
Davis International Fund
The Independent Directors noted that Davis International Fund Class A shares outperformed its benchmark, the Morgan Stanley Capital International All Country World Index ex US (the “MSCI ACWI ex US”), over the one- and three-year time periods, but underperformed the MSCI ACWI ex US over the five-, ten-year, and since-inception (December 29, 2006) time periods, all periods ended February 28, 2025.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all retail and institutional international large-cap value funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund’s Class Y shares outperformed both the Performance Universe Average and Lipper Index over the one- and two-year time periods, underperformed both over the four-, five-, and ten-year time periods, and outperformed the Performance Universe Average but underperformed the Lipper Index over the three-year time period, all periods ended December 31, 2024.
The Independent Directors also reviewed the Fund’s performance versus both the MSCI ACWI ex US and the Lipper International Large-Cap Value category when measured over rolling five- and ten-year time frames. The Fund outperformed the MSCI ACWI ex US in 8 out of 15 rolling five-year time frames and outperformed the Lipper International Large-Cap Value category in 5 out of 15 rolling five-year time frames, ended December 31 for each year from 2010 through 2024. The Fund outperformed the MSCI ACWI ex US in 4 out of 10 rolling ten-year time frames and outperformed the Lipper International Large-Cap Value category in 3 out of 10 rolling ten-year time frame, ended December 31 for each year from 2015 through 2024.
The Independent Directors considered Davis International Fund’s Class Y shares management fee and total expense ratio. They observed that both were reasonable and below the median of its expense universe, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through March 1, 2026. For purposes of these expense caps, operating expenses do not include foreign tax reclaim filing expenses.
Approval of Advisory Agreements
The Independent Directors concluded that Davis Advisors had provided Davis Global Fund and Davis International Fund and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fees for Davis Global Fund and Davis International Fund were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of their peer groups, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
A special meeting of shareholders was held on November 29, 2024. The number of votes necessary to conduct the meeting and approve the proposal was obtained. The results of the votes (in shares) of shareholders are listed below.
PROPOSAL
1. To elect members to the Board of Directors.
	Davis Global Fund	Davis International Fund

Francisco Borges
For	21,883,884	10,946,492
Withheld	540,810	54,084
Andrew Davis
For	21,984,662	10,946,492
Withheld	440,031	54,084
Christopher Davis
For	21,957,181	10,946,492
Withheld	467,513	54,084
John S. Gates, Jr.
For	21,956,227	10,952,491
Withheld	468,467	48,086
Thomas S. Gayner
For	13,772,535	9,765,428
Withheld	8,652,158	1,235,148
Samuel H. Iapalucci
For	21,727,737	10,925,622
Withheld	696,956	74,955
Katherine MacWilliams
For	21,999,518	10,952,491
Withheld	425,176	48,086
Richard O'Brien
For	21,983,795	10,899,447
Withheld	440,899	101,129
Lara N. Vaughan
For	21,974,002	10,952,491
Withheld	450,692	48,086

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Remuneration paid is included in the Statements of Operations on Item 7 of this Form N-CSR.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Approval of Investment Advisory Contract is included in the Director Approval of Advisory Agreements on Item 7 of this Form N-CSR.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the Registrant’s Board of Directors.

ITEM 16.  CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), that such controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not Applicable.

ITEM 19.  EXHIBITS

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	June 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	June 25, 2025
By	/s/ Douglas A. Haines Douglas A. Haines Principal Financial Officer and Principal Accounting Officer

Date:	June 25, 2025